Investments (Amortized Cost and Fair Value of Fixed Maturity Holdings by Industry Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 11,697,394	$ 11,333,431
Available-for-sale Securities, Fair Value Disclosure	12,110,755	12,380,071
Percentage Of Total Available For Sales Securities	100.00%	100.00%
Finance Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,838,716	3,619,455
Available-for-sale Securities, Fair Value Disclosure	3,983,623	3,900,152
Percentage Of Total Available For Sales Securities	32.90%	31.50%
Industrial [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	5,943,353	5,881,967
Available-for-sale Securities, Fair Value Disclosure	6,138,150	6,443,846
Percentage Of Total Available For Sales Securities	50.70%	52.00%
Utility Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,904,100	1,799,658
Available-for-sale Securities, Fair Value Disclosure	1,978,218	2,002,611
Percentage Of Total Available For Sales Securities	16.30%	16.20%
Other Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	11,225	32,351
Available-for-sale Securities, Fair Value Disclosure	$ 10,764	$ 33,462
Percentage Of Total Available For Sales Securities	0.10%	0.30%